Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands	Apr. 12, 2023 ARS ($)	Mar. 29, 2023 ARS ($)	Mar. 28, 2023 ARS ($)	Feb. 14, 2023 ARS ($)	Feb. 13, 2023 ARS ($)	Feb. 07, 2023 ARS ($)	Jan. 30, 2023 ARS ($)	Jan. 20, 2023 ARS ($)	Jan. 31, 2022	Feb. 03, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Events After Reporting Period [line items]
Nominal value												$ 250,000
Tarjeta Naranja S.A.U. | LVII
Disclosure of Events After Reporting Period [line items]
Nominal value											$ 8,437,300
Major Dividends | Sudamericana Holding
Disclosure of Events After Reporting Period [line items]
Dividends paid			$ 765,000	$ 700,000
Major Dividends | Galicia Seguros S.A.U.
Disclosure of Events After Reporting Period [line items]
Dividends paid			720,000		$ 689,000
Major Dividends | Galicia Asset Management
Disclosure of Events After Reporting Period [line items]
Dividends paid			4,108,707
Major Dividends | Galicia Warrants S.A.
Disclosure of Events After Reporting Period [line items]
Dividends paid			150,000
Major Dividends | Galicia Broker Asesores de Seguros S.A.
Disclosure of Events After Reporting Period [line items]
Dividends paid			$ 45,000
Irrevocable Contributions | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity								$ 462,529
Irrevocable Contributions | Tarjetas Regionales S.A.
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity							$ 1,000,000
Irrevocable Contributions | Grupo Financiero Galicia S.A.
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity						$ 300,000
Debt Securities Issuance | Tarjeta Naranja S.A. | LVII
Disclosure of Events After Reporting Period [line items]
Nominal value										$ 12,512,200
Borrowings, adjustment to interest rate basis										4.50%
Debt Securities Issuance | Tarjeta Naranja S.A.U. | LVII
Disclosure of Events After Reporting Period [line items]
Rate									Badlar rate plus a 4.50% margin
Shareholders Meeting | Cobranzas Regionales S.A.
Disclosure of Events After Reporting Period [line items]
Adjustments to irrevocable contributions	$ 1,904,792
Use of irrevocable contributions	2,054,334
Shareholders Meeting | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Events After Reporting Period [line items]
Legal reserve		$ 10,090,059
Optional reserve for future profit distributions		40,360,235
Distribution of Cash Dividends		$ 74,993,592
Shareholders Meeting | Naranja Digital Compañía Financiera S.A.U.
Disclosure of Events After Reporting Period [line items]
Adjustments to irrevocable contributions	891,759
Use of irrevocable contributions	$ 2,482,390